UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SilverPepper

SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND

Institutional Class - SPCIX
Advisor Class - SPCAX

SILVERPEPPER MERGER ARBITRAGE FUND

Institutional Class - SPAIX
Advisor Class - SPABX

Semi-Annual Report

December 31, 2016

SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
Each a series of Investment Managers Series Trust

Table of Contents
SilverPepper Commodity Strategies Global Macro Fund
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	10
SilverPepper Merger Arbitrage Fund
Schedule of Investments	12
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to Financial Statements	22
Supplemental Information	37
Expense Examples	42

This report and the financial statements contained herein are provided for the general information of the shareholders of the SilverPepper Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.silverpepperfunds.com

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 2.9%
	United States Treasury Bill
$7,000,000	0.000%, 01/12/2017	$6,999,321
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $6,999,048)	6,999,321

Number of Contracts
	PURCHASED OPTIONS CONTRACTS - 0.5%
	CALL OPTIONS - 0.1%
	NYMEX Natural Gas Futures
58	Exercise Price: $3.40, Expiration Date: January 26, 2017	225,040
	TOTAL CALL OPTIONS
	(Cost $110,386)	225,040

	PUT OPTIONS - 0.4%
	CBOT Soybean Futures
98	Exercise Price: $1,010, Expiration Date: January 27, 2017	107,800
	NYMEX Natural Gas Futures
350	Exercise Price: $3.25, Expiration Date: January 26, 2017	119,000
191	Exercise Price: $3.80, Expiration Date: January 26, 2017	454,580
	NYMEX WTI Crude Oil Futures
100	Exercise Price: $42, Expiration Date: January 17, 2017	1,000
200	Exercise Price: $48, Expiration Date: January 17, 2017	20,000
200	Exercise Price: $49, Expiration Date: January 17, 2017	32,000
100	Exercise Price: $45, Expiration Date: February 15, 2017	19,000
200	Exercise Price: $46, Expiration Date: March 16, 2017	94,000
	TOTAL PUT OPTIONS
	(Cost $2,345,932)	847,380

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,456,318)	1,072,420

Principal Amount
	SHORT-TERM INVESTMENTS - 75.1%
$179,262,276	UMB Money Market Fiduciary, 0.01%[1]	179,262,276
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $179,262,276)	179,262,276

	TOTAL INVESTMENTS - 78.5%
	(Cost $188,717,642)	187,334,017
	Other Assets in Excess of Liabilities - 21.5%	51,356,912
	TOTAL NET ASSETS - 100.0%	$238,690,929

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.3)%
	CALL OPTIONS - (0.1)%
	NYMEX Natural Gas Futures
(58)	Exercise Price: $3.75, Expiration Date: January 26, 2017	$(105,560)
	NYMEX WTI Crude Oil Futures
(100)	Exercise Price: $53, Expiration Date: January 17, 2017	(170,000)
	TOTAL CALL OPTIONS
	(Proceeds $268,503)	(275,560)

	PUT OPTIONS - (0.2)%
	NYMEX Natural Gas Euro Futures
(7)	Exercise Price: $3.20, Expiration Date: January 26, 2017	(1,918)
(7)	Exercise Price: $3.20, Expiration Date: February 23, 2017	(4,837)
(7)	Exercise Price: $3.20, Expiration Date: March 28, 2017	(7,518)
(7)	Exercise Price: $3.20, Expiration Date: April 25, 2017	(8,827)
(7)	Exercise Price: $3.20, Expiration Date: May 25, 2017	(9,891)
(7)	Exercise Price: $3.20, Expiration Date: June 27, 2017	(10,633)
(7)	Exercise Price: $3.20, Expiration Date: July 26, 2017	(12,075)
(7)	Exercise Price: $3.20, Expiration Date: August 28, 2017	(13,993)
(7)	Exercise Price: $3.20, Expiration Date: September 26, 2017	(14,644)
(7)	Exercise Price: $3.20, Expiration Date: October 26, 2017	(15,491)
(7)	Exercise Price: $3.20, Expiration Date: November 27, 2017	(15,344)
	NYMEX Natural Gas Futures
(100)	Exercise Price: $3.75, Expiration Date: February 23, 2017	(303,000)
	TOTAL PUT OPTIONS
	(Proceeds $490,510)	(418,171)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $759,013)	$(693,731)

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2017	959	$16,941,608	$16,878,401	$(63,207)
CBOT Oats	March 2017	267	2,990,013	3,050,475	60,462
CBOT Oats	May 2017	21	232,004	239,925	7,921
CBOT Rough Rice	March 2017	100	1,945,956	1,922,000	(23,956)
CBOT Soybean	March 2017	392	19,444,091	19,678,400	234,309
CBOT Soybean Meal	March 2017	25	782,339	791,500	9,161
CBOT Soybean Oil	March 2017	328	7,150,912	6,821,088	(329,824)
CBOT Wheat	March 2017	203	4,311,751	4,141,200	(170,551)
CME Lean Hogs	February 2017	196	4,662,152	5,186,160	524,008
CME Live Cattle	June 2017	32	1,296,357	1,339,840	43,483
CMX Copper	March 2017	277	17,736,755	17,350,587	(386,168)
CMX Gold	February 2017	210	25,296,679	24,185,700	(1,110,979)
CMX Silver	March 2017	85	7,107,560	6,795,325	(312,235)
ICE Robusta Coffee	March 2017	58	1,182,991	1,240,040	57,049
KCBT Hard Red Winter Wheat	March 2017	150	3,234,562	3,138,750	(95,812)
LME Primary Aluminum	January 2017	123	5,298,662	5,209,050	(89,612)
LME Primary Nickel	March 2017	14	951,182	840,924	(110,258)
LME Zinc	March 2017	12	825,643	772,200	(53,443)
NYBOT Cocoa	March 2017	181	4,946,352	3,848,060	(1,098,292)
NYBOT Coffee 'C'	March 2017	153	8,806,046	7,863,244	(942,802)
NYBOT Cotton #2	March 2017	50	1,752,948	1,766,250	13,302
NYBOT Sugar #11	July 2017	130	2,621,021	2,744,560	123,539
NYBOT Sugar #11	October 2017	220	3,726,721	4,595,360	868,639
NYMEX Natural Gas	February 2017	44	1,322,999	1,638,560	315,561
NYMEX Natural Gas	March 2017	44	1,322,999	1,620,960	297,961
NYMEX Natural Gas	April 2017	44	1,322,999	1,569,040	246,041
NYMEX Natural Gas	May 2017	44	1,322,999	1,558,920	235,921
NYMEX Natural Gas	June 2017	44	1,322,999	1,566,400	243,401
NYMEX Natural Gas	July 2017	44	1,322,999	1,577,840	254,841
NYMEX Natural Gas	August 2017	44	1,322,999	1,573,000	250,001
NYMEX Natural Gas	September 2017	44	1,322,999	1,562,880	239,881
NYMEX Natural Gas	October 2017	44	1,322,999	1,570,800	247,801
NYMEX Natural Gas	November 2017	44	1,322,999	1,585,760	262,761
NYMEX Natural Gas	December 2017	44	1,322,999	1,629,320	306,321
NYMEX Natural Gas	January 2018	103	3,073,865	3,893,399	819,534
NYMEX Natural Gas	February 2018	103	3,073,865	3,839,840	765,975
NYMEX Natural Gas	March 2018	103	3,073,865	3,724,480	650,615
NYMEX Natural Gas	April 2018	103	3,073,865	3,067,340	(6,525)
NYMEX Natural Gas	May 2018	103	3,073,865	2,992,150	(81,715)
NYMEX Natural Gas	June 2018	103	3,073,865	3,009,660	(64,205)
NYMEX Natural Gas	July 2018	103	3,073,865	3,028,200	(45,665)
NYMEX Natural Gas	August 2018	103	3,073,865	3,019,960	(53,905)
NYMEX Natural Gas	September 2018	103	3,073,865	2,995,240	(78,625)
NYMEX Natural Gas	October 2018	103	3,073,865	3,012,750	(61,115)
NYMEX Natural Gas	November 2018	103	3,073,865	3,057,040	(16,825)

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

FUTURES CONTRACTS - Continued

Long Contracts - Continued	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Commodity Futures - Continued
NYMEX Natural Gas	December 2018	103	$3,073,865	$3,186,820	$112,955
NYMEX Natural Gas	January 2019	104	3,041,219	3,323,840	282,621
NYMEX Natural Gas	February 2019	104	3,041,219	3,282,240	241,021
NYMEX Natural Gas	March 2019	104	3,041,219	3,216,720	175,501
NYMEX Natural Gas	April 2019	104	3,041,219	2,826,720	(214,499)
NYMEX Natural Gas	May 2019	104	3,041,219	2,797,600	(243,619)
NYMEX Natural Gas	June 2019	104	3,041,219	2,826,720	(214,499)
NYMEX Natural Gas	July 2019	104	3,041,219	2,858,960	(182,259)
NYMEX Natural Gas	August 2019	104	3,041,219	2,872,480	(168,739)
NYMEX Natural Gas	September 2019	104	3,041,219	2,870,400	(170,819)
NYMEX Natural Gas	October 2019	104	3,041,219	2,898,480	(142,739)
NYMEX Natural Gas	November 2019	104	3,041,219	2,967,121	(74,098)
NYMEX Natural Gas	December 2019	104	3,041,219	3,107,520	66,301
NYMEX NY Harbor ULSD	February 2017	174	12,461,082	12,629,686	168,604
NYMEX Platinum	April 2017	246	11,331,513	11,140,110	(191,403)
NYMEX RBOB Gasoline	February 2017	183	12,649,321	12,842,537	193,216
NYMEX WTI Crude Oil	February 2017	1,003	52,118,949	53,881,160	1,762,211
Currency Futures
CME Mexican Peso	March 2017	57	1,395,438	1,367,145	(28,293)
FNX United States Dollar	March 2017	389	39,484,651	39,789,254	304,603
Total Long Contracts			360,619,256	364,178,091	3,558,835

Short Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Commodity Futures
NYBOT Sugar #11	March 2017	(97)	(2,308,434)	(2,119,567)	188,867
Index Futures
CME E-mini S&P 500	March 2017	(18)	(2,029,053)	(2,012,580)	16,473
Total Short Contracts			(4,337,487)	(4,132,147)	205,340

TOTAL FUTURES CONTRACTS			$356,281,769	$360,045,944	$3,764,175

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Australian Dollar	AUD per USD	37,400,000	$27,466,971	$26,984,743	$(482,228)
Euro	EUR per USD	11,900,000	12,683,651	12,531,179	(152,472)
Mexican Peso	MXN per USD	281,433,097	13,894,843	13,561,219	(333,624)
Norwegian Krone	NOK per USD	156,293,357	18,441,807	18,100,416	(341,391)
			72,487,272	71,177,557	(1,309,715)
Sale Contracts	Currency Exchange	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
Hong Kong Dollar	HKD per USD	(93,050,400)	(11,998,126)	(12,000,041)	(1,915)
Japanese Yen	JPY per USD	(403,028,400)	(3,511,915)	(3,449,814)	62,101
			(15,510,041)	(15,449,855)	60,186

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$56,977,231	$55,727,702	$(1,249,529)
AUD - Australian Dollar
EUR - Euro
HKD - Hong Kong Dollar
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
USD - United States Dollar

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Security Type
U.S. Government and Agencies	2.9%
Purchased Options Contracts	0.5%
Short-Term Investments	75.1%
Total Investments	78.5%
Other Assets in Excess of Liabilities	21.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $186,261,324)	$186,261,597
Purchased options contracts, at value (cost $2,456,318)	1,072,420
Total investments, at value (cost $188,717,642)	187,334,017
Cash held by broker	50,133,002
Receivables:
Unrealized appreciation on open futures contracts	10,590,861
Unrealized appreciation on forward foreign currency exchange contracts	62,101
Fund shares sold	292,764
Interest	1,574
Prepaid expenses	30,190
Other assets	29,455
Total assets	248,473,964

Liabilities:
Written options contracts, at value (proceeds $759,013)	693,731
Foreign currency due to custodian, at value (proceeds $5,406)	5,270
Payables:
Unrealized depreciation on open futures contracts	6,826,686
Unrealized depreciation on forward foreign currency exchange contracts	1,311,630
Fund shares redeemed	334,030
Advisory fees	308,084
Transfer agent fees and expenses	118,320
Shareholder servicing fees (Note 7)	78,222
Fund administration fees	33,404
Auditing fees	17,210
Fund accounting fees	8,180
Custody fees	3,634
Chief Compliance Officer fees	3,549
Trustees' fees and expenses	418
Accrued other expenses	40,667
Total liabilities	9,783,035

Net Assets	$238,690,929

Components of Net Assets:
Paid‐in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$240,081,794
Accumulated net investment loss	(6,220,210)
Accumulated net realized gain on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward foreign currency exchange contracts and foreign currency transactions	3,632,907
Net unrealized appreciation (depreciation) on:
Investments	273
Purchased options contracts	(1,383,898)
Futures contracts	3,764,174
Written options contracts	65,282
Forward foreign currency exchange contracts	(1,249,529)
Foreign currency translations	136
Net Assets	$238,690,929

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$137,367,525
Shares of beneficial interest issued and outstanding	15,137,304
Redemption price per share	$9.07

Institutional Class Shares:
Net assets applicable to shares outstanding	$101,323,404
Shares of beneficial interest issued and outstanding	11,080,257
Redemption price per share	$9.14

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income:
Interest	$55,758
Total investment income	55,758

Expenses:
Advisory fees	2,779,563
Shareholder servicing fees (Note 7)	253,817
Transfer agent fees and expenses	183,816
Fund administration fees	141,685
Fund accounting fees	54,164
Shareholder reporting fees	53,733
Registration fees	35,254
Legal fees	22,185
Custody fees	17,112
Miscellaneous	16,422
Auditing fees	12,446
Chief Compliance Officer fees	9,082
Interest expense	7,304
Dividends on securities sold short	7,200
Trustees' fees and expenses	4,053
Insurance fees	616
Total expenses	3,598,452
Advisory fees waived	(517,014)
Net expenses	3,081,438
Net investment loss	(3,025,680)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Futures Contracts, Securities Sold Short, Written Options Contracts, Forward Contracts and Foreign Currency:
Net realized gain (loss) on:
Purchased options contracts	(12,220,578)
Futures contracts	17,220,422
Securities sold short	(16,124)
Written options contracts	7,440,307
Foreign currency transactions	311,880
Net realized gain	12,735,907
Net change in unrealized appreciation/depreciation on:
Investments	273
Purchased options contracts	(2,273,717)
Futures contracts	745,010
Securities sold short	(9,090)
Written options contracts	292,709
Forward foreign currency exchange contracts	(1,392,278)
Foreign currency translations	(25,500)
Net change unrealized appreciation/depreciation	(2,662,593)
Net realized and unrealized gain on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	10,073,314

Net Increase in Net Assets from Operations	$7,047,634

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(3,025,680)	$(4,690,559)
Net realized gain (loss) on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	12,735,907	(40,518)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, futures contracts, securities sold short, written options contracts, forward contracts and foreign currency	(2,662,593)	2,923,862
Net increase from payment by broker (Note 3)	‐	3,675
Net increase (decrease) in net assets resulting from operations	7,047,634	(1,803,540)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	24,218,478	113,672,247
Institutional Class	14,945,161	86,695,974
Cost of shares redeemed:
Advisor Class[1]	(100,106,761)	(61,988,353)
Institutional Class[2]	(13,968,170)	(21,266,789)
Net increase (decrease) in net assets from capital transactions	(74,911,292)	117,113,079

Total increase (decrease) in net assets	(67,863,658)	115,309,539

Net Assets:
Beginning of period	306,554,587	191,245,048
End of period	$238,690,929	$306,554,587

Accumulated net investment loss	$(6,220,210)	$(3,194,530)

Capital Share Transactions:
Shares sold:
Advisor Class	2,712,433	13,066,614
Institutional Class	1,663,119	9,956,745
Shares redeemed:
Advisor Class	(11,071,433)	(7,138,586)
Institutional Class	(1,550,764)	(2,436,058)
Net increase (decrease) in capital share transactions	(8,246,645)	13,448,715

[1]	Net of redemption fee proceeds of $6,199 and $39,838, respectviely.
[2]	Net of redemption fee proceeds of $1,758 and $27,034, respectively.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$8.87	$9.09	$10.09	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.18)	(0.21)	(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	0.29	(0.04)	(0.79)	0.24
Total from investment operations	0.20	(0.22)	(1.00)	0.09

Redemption fee proceeds[1]	‐ [2]	‐ [2]	‐ [2]	‐ [2]

Net asset value, end of period	$9.07	$8.87	$9.09	$10.09

Total return[3]	2.25%[4]	(2.42)%	(9.91)%	0.90%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$137,368	$208,508	$159,752	$76,633

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.47%[5,6]	2.40%[6]	2.43%[6]	3.07%[5,6]
After fees waived and expenses absorbed	2.13%[5,6]	2.09%[6]	2.23%[6]	2.24%[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.43)%[5]	(2.39)%	(2.42)%	(3.06)%[5]
After fees waived and expenses absorbed	(2.09)%[5]	(2.08)%	(2.22)%	(2.23)%[5]

Portfolio turnover rate	‐ %	2213%[7]	146%	‐ %

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had fees not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.01% for the six months ended December 31, 2016.  For the prior periods, the ratios would have been lowered by 0.01%, 0.02%, and 0.00%, respectively.

[7]	Portfolio turnover is greater than most funds due to the investment style of the Fund.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$8.94	$9.14	$10.11	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.16)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments and foreign currency	0.28	(0.04)	(0.80)	0.24
Total from investment operations	0.20	(0.20)	(0.98)	0.11

Redemption fee proceeds[1]	‐ [2]	‐ [2]	0.01	‐

Net asset value, end of period	$9.14	$8.94	$9.14	$10.11

Total return[3]	2.24%[4]	(2.19)%	(9.59)%	1.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$101,323	$98,047	$31,493	$3,455

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.22%[5,6]	2.15%[6]	2.18%[6]	2.82%[5,6]
After fees waived and expenses absorbed	1.88%[5,6]	1.84%[6]	1.98%[6]	1.99%[5,6]
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.18)%[5]	(2.14)%	(2.17)%	(2.81)%[5]
After fees waived and expenses absorbed	(1.84)%[5]	(1.83)%	(1.97)%	(1.98)%[5]

Portfolio turnover rate	‐ %	2213%[7]	146%	‐ %

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had fees not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
If interest expense and dividends on securities sold short had been excluded, the expenses ratios would have been lowered by 0.01% for the six months ended December 31, 2016.  For the prior periods, the ratios would have been lowered by 0.01%, 0.02%, and 0.00%, respectively.

[7]	Portfolio turnover is greater than most funds due to the investment style of the Fund.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 116.6%
	COMMUNICATIONS – 7.3%
1,316	FairPoint Communications, Inc.*	$24,609
50,846	Inteliquent, Inc.[1]	1,165,391
50,000	Level 3 Communications, Inc.*	2,818,000
		4,008,000
	CONSUMER DISCRETIONARY – 23.9%
8,027	G&K Services, Inc. - Class A	774,204
55,000	Harman International Industries, Inc.[1]	6,113,800
170,000	LifeLock, Inc.*1	4,066,400
95,995	Metaldyne Performance Group, Inc.[1]	2,203,085
		13,157,489
	ENERGY – 10.9%
236,672	Columbia Pipeline Partners LP1	4,058,925
50,000	Energy Transfer Partners LP1	1,790,500
13,803	JP Energy Partners LP1	139,686
		5,989,111
	FINANCIALS – 48.2%
7,556	American Farmland Co. - REIT[1]	60,221
1,547	Bats Global Markets, Inc.[1]	51,840
36,275	Carolina Bank Holdings, Inc.*1	936,983
311,478	Cascade Bancorp*1	2,529,201
60,000	Endurance Specialty Holdings Ltd.[1,2]	5,544,000
27,000	Equity One, Inc. - REIT[1]	828,630
136,984	EverBank Financial Corp. [1]	2,664,339
1,004	Heritage Oaks Bancorp	12,379
12,920	Lake Sunapee Bank Group[1]	304,783
86,374	Merchants Bancshares, Inc.[1]	4,681,471
42,970	Middleburg Financial Corp.[1]	1,493,208
69,684	Southwest Bancorp, Inc.	2,020,836
30,000	Suffolk Bancorp[1]	1,284,600
120,000	Yadkin Financial Corp.[1]	4,111,200
		26,523,691
	HEALTH CARE – 3.7%
46,032	Team Health Holdings, Inc.*1	2,000,090
1,800	Universal American Corp.*1	17,910
		2,018,000
	INDUSTRIALS – 2.2%
5,200	B/E Aerospace, Inc.	312,988
11,246	CLARCOR, Inc.[1]	927,458
		1,240,446
	TECHNOLOGY – 20.3%
350,000	Brocade Communications Systems, Inc.[1]	4,371,500

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
53,000	Linear Technology Corp.[1]	$3,304,550
95,000	Mentor Graphics Corp.[1]	3,504,550
		11,180,600
	UTILITIES – 0.1%
1,407	Empire District Electric Co.	47,965
	TOTAL COMMON STOCKS (Cost $60,700,354)	64,165,302

Principal Amount
	SHORT-TERM INVESTMENTS – 22.9%
$12,610,765	UMB Money Market Fiduciary, 0.01%[3]	12,610,765
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,610,765)	12,610,765
	TOTAL INVESTMENTS – 139.5% (Cost $73,311,119)	76,776,067
	Liabilities in Excess of Other Assets – (39.5)%	(21,758,962)
	TOTAL NET ASSETS – 100.0%	$55,017,105

Number of Shares
	SECURITIES SOLD SHORT – (39.8)%
	COMMON STOCKS – (39.8)%
	COMMUNICATIONS – (3.1)%
(71,429)	CenturyLink, Inc.	(1,698,582)
(960)	Consolidated Communications Holdings, Inc.	(25,776)
		(1,724,358)
	CONSUMER DISCRETIONARY – (1.7)%
(47,997)	American Axle & Manufacturing Holdings, Inc.*	(926,342)
	ENERGY – (3.5)%
(7,971)	American Midstream Partners LP	(145,072)
(74,999)	Sunoco Logistics Partners LP	(1,801,476)
		(1,946,548)
	FINANCIALS – (29.6)%
(57,205)	Access National Corp.	(1,588,011)
(6,421)	Bar Harbor Bankshares	(303,906)
(496)	CBOE Holdings, Inc.	(36,649)
(58,224)	Community Bank System, Inc.	(3,597,661)
(5,603)	Farmland Partners, Inc. - REIT	(62,530)
(27,260)	First Bancorp	(739,836)
(46,286)	First Interstate BancSystem, Inc. - Class A	(1,969,469)

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2016 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(259,200)	FNB Corp.	$(4,154,976)
(349)	Pacific Premier Bancorp, Inc.*	(12,337)
(66,750)	People's United Financial, Inc.	(1,292,280)
(12,149)	Regency Centers Corp. - REIT	(837,674)
(27,197)	Simmons First National Corp. - Class A	(1,690,294)
		(16,285,623)
	INDUSTRIALS – (0.3)%
(1,613)	Rockwell Collins, Inc.	(149,622)
	TECHNOLOGY – (1.6)%
(12,300)	Analog Devices, Inc.	(893,226)
	TOTAL COMMON STOCKS (Proceeds $19,035,275)	(21,925,719)
	TOTAL SECURITIES SOLD SHORT (Proceeds $19,035,275)	$(21,925,719)

LP – Limited Partnership
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	48.2%
Consumer Discretionary	23.9%
Technology	20.3%
Energy	10.9%
Communications	7.3%
Health Care	3.7%
Industrials	2.2%
Utilities	0.1%
Total Common Stocks	116.6%
Short-Term Investments	22.9%
Total Investments	139.5%
Liabilities in Excess of Other Assets	(39.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $73,311,119)	$76,776,067
Cash deposited with brokers for securities sold short	1,433,012
Receivables:
Investment securities sold	2,113,144
Fund shares sold	136,752
Dividends and interest	21,736
Prepaid expenses	22,385
Total assets	80,503,096

Liabilities:
Securities sold short, at value (proceeds $19,035,275)	21,925,719
Payables:
Investment securities purchased	3,363,003
Fund shares redeemed	57,207
Advisory Fees	62,619
Shareholder servicing fees (Note 7)	3,460
Dividends on securities sold short and interest expense	21,527
Broker fees	14,818
Fund accounting fees	8,482
Auditing fees	8,405
Transfer agent fees and expenses	4,962
Custody fees	3,878
Fund administration fees	3,211
Chief Compliance Officer fees	1,099
Trustees' fees and expenses	768
Accrued other expenses	6,833
Total liabilities	25,485,991

Net Assets	$55,017,105

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$54,231,338
Accumulated net investment loss	(393,415)
Accumulated net realized gain on investments, securities sold short and foreign currency transactions	604,678
Net unrealized appreciation (depreciation) on:
Investments	3,464,948
Securities sold short	(2,890,444)
Net Assets	$55,017,105

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$5,580,120
Shares of beneficial interest issued and outstanding	510,221
Redemption price per share	$10.94

Institutional Class Shares:
Net assets applicable to shares outstanding	$49,436,985
Shares of beneficial interest issued and outstanding	4,486,511
Redemption price per share	$11.02

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income:
Dividends	$521,278
Interest	480
Total investment income	521,758

Expenses:
Dividends on securities sold short	464,505
Advisory fees	204,140
Interest expense	37,169
Fund accounting fees	28,093
Fund administration fees	18,663
Registration fees	17,446
Transfer agent fees and expenses	16,176
Broker fees	14,818
Legal fees	12,730
Auditing fees	9,295
Chief Compliance Officer fees	9,020
Custody fees	7,461
Shareholder servicing fees (Note 7)	6,716
Shareholder reporting fees	4,833
Trustees' fees and expenses	3,676
Miscellaneous	3,523
Insurance fees	605
Total expenses	858,869
Advisory fees waived	(64,819)
Net expenses	794,050
Net investment loss	(272,292)

Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short and Foreign Currency:
Net realized gain (loss) on:
Investments	1,337,297
Securities sold short	(850,628)
Foreign currency transactions	272
Net realized gain	486,941
Net change in unrealized appreciation/depreciation on:
Investments	3,060,087
Securities sold short	(2,696,325)
Net change in unrealized appreciation/depreciation	363,762
Net realized and unrealized gain on investments, securities sold short and foreign currency	850,703
Net Increase in Net Assets from Operations	$578,411

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(272,292)	$(201,225)
Net realized gain on investments, securities sold short and foreign currency transactions	486,941	589,498
Net change in unrealized appreciation/depreciation on investments and securities sold short.	363,762	164,032
Net increase in net assets resulting from operations	578,411	552,305

Distributions to Shareholders:
From net realized gain:
Advisor Class	(31,655)	(16,696)
Institutional Class	(292,196)	(165,099)
Total distributions to shareholders	(323,851)	(181,795)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	2,831,046	4,213,350
Institutional Class	45,360,678	2,168,771
Reinvestment of distributions:
Advisor Class	31,655	16,696
Institutional Class	291,331	157,501
Cost of shares redeemed:
Advisor Class[1]	(1,669,905)	(136,395)
Institutional Class[2]	(3,966,301)	(794,890)
Net increase in net assets from capital transactions	42,878,504	5,625,033

Total increase in net assets	43,133,064	5,995,543

Net Assets:
Beginning of period	11,884,041	5,888,498
End of period	$55,017,105	$11,884,041

Accumulated net investment loss	$(393,415)	$(121,123)

Capital Share Transactions:
Shares sold:
Advisor Class	260,098	393,206
Institutional Class	4,128,160	202,509
Shares reinvested:
Advisor Class	2,904	1,587
Institutional Class	26,533	14,887
Shares redeemed:
Advisor Class	(153,590)	(12,767)
Institutional Class	(361,220)	(73,832)
Net increase in capital share transactions	3,902,885	525,590

[1]	Net of redemption fees of $305 and $1,173, respectively.
[2]	Net of redemption fees of $252 and $227, respectively.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended December 31, 2016 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$578,411
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(84,861,974)
Proceeds from sale of investment securities	42,112,859
Proceeds from short sales	23,134,878
Closed short sale transactions	(13,171,564)
Purchase of short-term investment securities, net	(9,291,123)
Decrease in deposits with brokers for short sales	43,039
Increase in receivables for securities sold	(1,445,171)
Increase in dividends and interest receivables	(15,801)
Increase in other assets	(10,504)
Increase in payables for securities purchased	1,657,624
Decrease in dividends on securities sold short payable and interest expense	(2,303)
Increase in accrued expenses	59,172
Net realized gain on investments	(491,013)
Net change in unrealized appreciation/depreciation on securities	(363,762)
Net cash used for operating activities	(42,067,232)

Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	48,091,465
Redemption of shares, net of redemption fees	(6,136,794)
Dividends paid to shareholders, net of reinvestments	(865)
Net cash provided by financing activities	41,953,806

Net Decrease in Cash	(113,426)

Cash:
Beginning balance	113,426
Ending balance	$-

Non cash financing activities not included herein consist of $322,986 of reinvested dividends.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$10.82	$10.32	$10.16	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.12)	(0.29)	(0.22)	(0.11)
Net realized and unrealized gain on investments	0.31	1.07	0.67	0.27
Total from investment operations	0.19	0.78	0.45	0.16

Less Distributions:
From net realized gain	(0.07)	(0.29)	(0.29)	-

Redemption fee proceeds[1]	- [2]	0.01	-	-

Net asset value, end of period	$10.94	$10.82	$10.32	$10.16

Total return[3]	1.73%[4]	7.77%	4.47%	1.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,580	$4,338	$194	$142

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	6.51%[5]	7.03%	7.28%	9.23%[5]
After fees waived and expenses absorbed	6.03%[5]	4.42%	3.29%	2.81%[5]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.72%[5]	4.85%	6.23%	8.66%[5]
After fees waived and expenses absorbed	2.24%[5]	2.24%	2.24%	2.24%[5]

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.68)%[5]	(5.30)%	(6.10)%	(8.10)%[5]
After fees waived and expenses absorbed	(2.20)%[5]	(2.69)%	(2.11)%	(1.68)%[5]
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.11%[5]	(3.12)%	(5.05)%	(7.52)%[5]
After fees waived and expenses absorbed	1.59%[5]	(0.51)%	(1.06)%	(1.10)%[5]

Portfolio turnover rate	139%[4]	352%	817%	1,420%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Period October 31, 2013* through June 30, 2014
Net asset value, beginning of period	$10.89	$10.36	$10.18	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.26)	(0.19)	(0.10)
Net realized and unrealized gain on investments	0.31	1.08	0.66	0.28
Total from investment operations	0.20	0.82	0.47	0.18

Less Distributions:
From net realized gain	(0.07)	(0.29)	(0.29)	-

Redemption fee proceeds[1]	- [2]	- [2]	-	-

Net asset value, end of period	$11.02	$10.89	$10.36	$10.18

Total return[3]	1.81%[4]	8.03%	4.66%	1.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,437	$7,546	$5,694	$4,010

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	6.26%[5]	6.78%	7.03%	8.98%[5]
After fees waived and expenses absorbed	5.78%[5]	4.17%	3.04%	2.56%[5]
Ratio of expenses to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	2.47%[5]	4.60%	5.98%	8.41%[5]
After fees waived and expenses absorbed	1.99%[5]	1.99%	1.99%	1.99%[5]

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.43)%[5]	(5.05)%	(5.85)%	(7.85)%[5]
After fees waived and expenses absorbed	(1.95)%[5]	(2.44)%	(1.86)%	(1.43)%[5]
Ratio of net investment income (loss) to average net assets (excluding dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	1.36%[5]	(2.87)%	(4.80)%	(7.27)%[5]
After fees waived and expenses absorbed	1.84%[5]	(0.26)%	(0.81)%	(0.85)%[5]

Portfolio turnover rate	139%[4]	352%	817%	1,420%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary.  All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.  The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions.  The inception date of the Subsidiary was October 31, 2013.  As of December 31, 2016, total assets of the Fund were $248,473,964, of which $52,276,420, or approximately 21.0%, represented the Fund’s ownership of the shares of the Subsidiary.

(b) Update on Exemptive Application
Pursuant to an exemptive order received from the SEC, the Advisor is permitted, subject to Board approval, to enter into or materially amend sub-advisory agreements with existing or new unaffiliated sub-advisors for each Fund without approval of Fund shareholders (“Exemptive Relief”). Pursuant to the Exemptive Relief, each Fund is required to notify shareholders of the retention of a new sub-advisor within 90 days of the hiring of the new sub-advisor. In addition, the Exemptive Relief permits the Funds to make modified disclosures regarding their sub-advisory fees.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Funds record realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Options Contracts
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Transactions in written options contracts for the Commodity Strategies Global Macro Fund for the six months ended December 31, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at June 30, 2016	10,000,000	$23,289
Options written	122,250,000	133,705
Options closed	-	-
Options expired	(132,250,000)	(156,994)
Options exercised	-	-
Outstanding at December 31, 2016	-	$-

The Merger Arbitrage Fund did not enter into any transactions in written options contracts for the six months ended December 31, 2016.

(e) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary.  The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written.  Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.    The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.  The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Transactions in written futures options contracts for the Commodity Strategies Global Macro Fund for the six months ended December 31, 2016 were as follows:

	Number of Contracts	Premium Amount
Outstanding at June 30, 2016	1,191	$1,023,172
Options written	8,721	8,123,386
Options closed	(6,539)	(5,801,159)
Options expired	(720)	(270,145)
Options exercised	(2,318)	(2,316,241)
Outstanding at December 31, 2016	335	$759,013

The Merger Arbitrage Fund did not enter into any transactions in written futures options contracts for the six months ended December 31, 2016.

(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements.  The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Short-Term Investments
The Commodity Strategies Global Macro Fund invests a significant amount (75.1% as of December 31, 2016) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publicly traded on open markets.  The Commodity Strategies Global Macro Fund’s investment in the UMB Money Market Fiduciary is in excess of federally insured limits.  Accounting Standards Codification Topic 825, Financial Instruments identifies this situation as a concentration of credit risk requiring disclosure, regardless of degree of risk.  The risk is managed by monitoring the financial institution in which the deposits are made.

(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

In conjunction with the use of short sales, written options contracts and futures contracts, the Funds may be required to maintain collateral in various forms.  At December 31, 2016, such collateral is denoted in the Funds’ Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of written options contracts, futures contracts or short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty.  At December 31, 2016, these segregated margin deposit accounts are denoted in each Fund’s Statement of Assets and Liabilities.

(j) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the open period October 31, 2013 (commencement of operations) through June 30, 2014, as of and during the year ended June 30, 2015-16, and as of and during the six months ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with SilverPepper LLC (the “Advisor”).  Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of each Fund’s respective average daily net assets.  The Advisor has engaged Galtere Inc. (“Galtere Sub-Advisor”) to manage the Commodity Strategies Global Macro Fund and pays the Galtere Sub‐Advisor from its advisory fees.  The Advisor has engaged Chicago Capital Management, LLC (“Chicago Capital”) to manage the Merger Arbitrage Fund and pays the Chicago Capital Sub‐Advisor from its advisory fees.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual operating expenses (including Subsidiary expenses (except as noted below), but excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. The Merger Arbitrage Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively.  These agreements are effective until October 31, 2026, and they may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor a management fee at the annual rate of 1.50% of the Subsidiary’s average daily net assets.  The Advisor has contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Commodity Strategies Global Macro Fund’s Board of Trustees. The Subsidiary management fee in the amount of $515,889 incurred and waived for six months ended December 31, 2016 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.  Subsidiary management fees incurred and waived shall not be subject to expense recovery discussed below.

For the six months ended December 31, 2016, the Advisor waived its advisory fees totaling $1,125 and $64,819 for the Commodity Strategies Global Macro Fund and Merger Arbitrage Fund, respectively. The Advisor may recover from each Funds’ fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of the following amounts no later than June 30, of the years stated below:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
2017	$-	$150,030
2018	-	222,560
2019	-	211,114
2020	1,125	64,819
Total	$1,125	$648,523

Prior to June 30, 2016, the Advisor did not waive any advisory fees or absorb other expenses for the Commodity Strategies Global Macro Fund and the Advisor has recovered all of the previously waived advisory fees and/or other expenses absorbed.

A broker reimbursed the Commodity Strategies Global Macro Fund $3,675 for losses from a trade error during the fiscal year ended June 30, 2016.  This amount is reported on the Commodity Strategies Global Macro Fund’s Consolidated Statement of Changes under the caption “Net increase from payment by broker.”  This reimbursement had no material impact to the Commodity Strategies Global Macro Fund’s performance.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended December 31, 2016, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2016, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merge Arbitrage Fund
Cost of investments	$186,261,325	$73,313,982

Gross unrealized appreciation	$273	$3,482,269
Gross unrealized depreciation	-	(20,184)
Net unrealized appreciation on investments	$273	$3,462,085

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

As of June 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Undistributed ordinary income	$-	$444,944
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	444,944
Accumulated capital and other losses	(6,061,313)	(121,123)
Unrealized appreciation on investments	212,257	406,317
Other differences	(2,589,443)	(198,931)
Total accumulated earnings (deficit)	$(8,438,499)	$531,207

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, unrealized appreciation/(depreciation) on short positions and other adjustments at the Subsidiary level.  These differences may or may not be utilized in future tax years.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

As of June 30, 2016, the Commodity Strategies Global Macro Fund and Merger Arbitrage Fund had $2,949,580 and $121,123, respectively, of qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

At June 30, 2016, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Commodity Strategies Global Macro Fund	$-	$3,111,733	$3,111,733
Merger Arbitrage Fund	-	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended June 30, 2016 and June 30, 2015 were as follows:

	Commodity Strategies Global Macro Fund		Merger Arbitrage Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$-	$-	$181,574	$157,480
Net long-term capital gains	-	-	221	-
Total taxable distributions	-	-	181,795	157,480
Total distributions paid	$-	$-	$181,795	$157,480

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation.  If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”).  In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income.  The Commodity Strategies Global Macro Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business.  In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business.  There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income.  The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Commodity Strategies Global Macro Fund’s returns.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended December 31, 2016 and for the year ended June 30, 2016, the Commodity Strategies Global Macro Fund and the Merger Arbitrage Fund received $7,957 and $557 and $66,872 and $1,400 in redemption fees, respectively.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Note 6 – Investment Transactions
The Commodity Strategies Global Macro Fund’s primary strategy consists of investing in both long and short positions in an array of asset classes and investment instruments located anywhere in the world.  For the six months ended December 31, 2016, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts and options contracts, were $0 and $0, respectively. Securities sold short and short securities covered were $0 and $957,314, respectively, for the same period.

The Merger Arbitrage Fund’s primary strategy consists of buying the publicly-traded common stock or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition.  For the six months ended December 31, 2016, purchases and sales of investments, excluding short-term investments, were $84,861,974 and $42,112,859, respectively.  Securities sold short and short securities covered were $23,134,878 and $13,171,564, respectively, for the same period.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets of the Advisor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2016, shareholder servicing fees incurred by the Funds are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2016, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
U.S. Government and Agencies	$-	$6,999,321	$-	$6,999,321
Purchased Options Contracts	1,072,420	-	-	1,072,420
Short-Term Investments	179,262,276	-	-	179,262,276
Total Investments	180,334,696	6,999,321	-	187,334,017
Other Financial Instruments*
Futures Contracts	10,590,861	-	-	10,590,861
Forward Foreign Currency Contracts	-	62,101	-	62,101
Total Assets	$190,925,557	$7,061,422	$-	$197,986,979

Liabilities
Investments
Written Options Contracts	$282,315	$411,416	$-	$693,731
Total Investments	282,315	411,416	-	693,731

Other Financial Instruments*
Futures Contracts	6,826,686	-	-	6,826,686
Forward Foreign Currency Contracts	-	1,311,630	-	1,311,630
Total Liabilities	$7,109,001	$1,723,046	$-	$8,832,047

*
Other financial instruments are derivative instruments such as futures contracts and forward contracts.   Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks	$64,165,302	$-	$-	$64,165,302
Short-Term Investments	12,610,765	-	-	12,610,765
Total Assets	$76,776,067	$-	$-	$76,776,067

Liabilities
Securities Sold Short
Common Stocks	$21,925,719	$-	$-	$21,925,719
Total Liabilities	$21,925,719	$-	$-	$21,925,719

**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Commodity Strategies Global Macro Fund invested in options contracts, futures contracts and forward contracts during the six months ended December 31, 2016.  The Merger Arbitrage Fund did not invest in any derivatives during the six months ended December 31, 2016.

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The effects of these derivative instruments on the Commodity Strategies Global Macro Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments held by the Commodity Strategies Global Macro Fund as of December 31, 2016 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Purchased options contracts, at value	$1,072,420	Written options contracts, at value	$693,731
	Unrealized appreciation on open futures contracts	10,269,785	Unrealized depreciation on open futures contracts	6,798,393
Equity contracts	Purchased options contracts, at value	-	Written options contracts, at value	-
	Unrealized appreciation on open futures contracts	16,473	Unrealized depreciation on open futures contracts	-
Foreign exchange contracts	Purchased options contracts, at value	-	Written options contracts, at value	-
	Unrealized appreciation on open futures contracts	304,603	Unrealized depreciation on open futures contracts	28,293
	Unrealized appreciation on forward foreign currency exchange contracts	62,101	Unrealized depreciation on forward foreign currency exchange contracts	1,311,630
Total		$11,725,382		$8,832,047

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The effects of the Commodity Strategies Global Macro Fund’s derivative instruments on the Statement of Operations for the six months ended December 31, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(10,013,450)	$13,854,876	$7,184,353	$-	$11,025,779
Equity contracts	(372,587)	148,939	8,468	-	(215,180)
Foreign exchange contracts	(1,756,664)	2,984,355	247,486	301,308	1,776,485
Interest rate contracts	(77,877)	232,252	-	-	154,375
Volatility contracts	-	-	-	-	-
Total	$(12,220,578)	$17,220,422	$7,440,307	$301,308	$12,741,459

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Written Options Contracts	Forward Foreign Currency Exchange Contracts	Total
Commodity contracts	$(2,061,460)	$479,239	$309,249	$-	$(1,272,972)
Equity contracts	-	17,222	-	-	17,222
Foreign exchange contracts	(212,257)	248,549	(16,540)	(1,392,278)	(1,372,526)
Interest rate contracts	-	-	-	-	-
Volatility contracts	-	-	-	-	-
Total	$(2,273,717)	$745,010	$292,709	$(1,392,278)	$(2,628,276)

SilverPepper Funds
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The quarterly average volumes of derivative instruments in the Commodity Strategies Global Macro Fund as of December 31, 2016 are as follows:

Derivatives not designated as hedging instruments		Number of contracts
Commodity contracts	Purchased options contracts	2,076
	Long futures contracts	6,188
	Short futures contracts	(96)
	Written options contracts	(814)
Equity contracts	Purchased options contracts	-
	Long futures contracts	-
	Short futures contracts	(8)
	Written options contracts	-
Foreign exchange contracts	Purchased options contracts	20,000,220
	Long futures contracts	280
	Short futures contracts	-
	Written options contracts	(3,333,333)
Interest rate contracts	Purchased options contracts	-
	Long futures contracts	-
	Short futures contracts	-
	Written options contracts	-
Volatility contracts	Purchased options contracts	-
	Long futures contracts	-
	Short futures contracts	-
	Written options contracts	-

Note 11 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

SilverPepper Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements
At an in-person meeting held on September 20-22, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and SilverPepper, LLC (the “Investment Advisor”) with respect to each of the SilverPepper Commodity Strategies Global Macro Fund (the “Commodity Fund”) and the SilverPepper Merger Arbitrage Fund  (the “Merger Arbitrage Fund,” and together with the Merger Arbitrage Fund, the “Funds”).

At the same meeting, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the following agreements for an additional one-year term:

•	the sub-advisory agreement (the “Galtere Agreement”) between the Investment Advisor and Galtere, Inc. (“Galtere”), the sub-advisor to the Commodity Fund; and
•
the sub-advisory agreement (the “Chicago Capital Agreement”) between the Investment Advisor and Chicago Capital Management, LLC (“Chicago Capital,” and together with Chicago Capital, the “Sub-Advisors”), the sub-advisor to the Merger Arbitrage Fund;

•
the investment advisory agreement between the Investment Advisor and SilverPepper Commodity Holdings (the “Subsidiary”), a wholly-owned subsidiary of the Commodity Fund organized in the Cayman Islands; and the sub-advisory agreement between the Investment Advisor and Galtere with respect to the Subsidiary (together the “Subsidiary Agreements”).

The Advisory Agreement, the Chicago Capital Agreement, the Galtere Agreement, and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.”  In approving the renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that each such approval is in the best interests of the applicable Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, Galtere, Chicago Capital, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below.  The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background and experience of relevant personnel providing services to each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for the one-year period ended June 30, 2016; and reports comparing the investment advisory fees and total expenses of each Fund with those of its respective Peer Group and Fund Universe.  The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements.  In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.  No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements.

SilverPepper Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

SilverPepper, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•
The Commodity Fund’s total return for the one-year period was above the median returns of the Peer Group and Commodities Broad Basket Fund Universe, and above the return of the Bloomberg Commodity Total Return Index.

•	The Merger Arbitrage Fund’s total return for the one-year period was above the Market Neutral Fund Universe and Peer Group median returns, and above the S&P 500 Index return.

The Board noted its familiarity with the Investment Advisor and considered the nature, extent, and quality of the services to be provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Funds.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure.  In addition, the Board considered the respective roles of the Investment Advisor and each Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and oversees each Sub-Advisor with respect to the relevant Fund’s operations, including monitoring the investment and trading activities of each Sub-Advisor, and monitoring each Fund’s compliance with its investment policies; and that each Sub-Advisor’s responsibilities would include day-to-day portfolio management.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•
The Commodity Fund’s annual investment advisory fee (gross of fee waivers) was above the Commodities Broad Basket Fund Universe and Peer Group medians by 0.70% and 0.60%, respectively.  The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Galtere, which typically receives a 2% asset-based fee and 20% performance fee from its hedge fund clients; that most of the funds in the Fund Universe are “index” or “enhanced index” funds that typically purchase swaps on a broad commodity index to provide commodity exposure, in contrast with the Fund, which is actively managed and invests in commodities and other asset classes, including currencies, bonds and stocks, and also uses protective puts, risk collars and dollar stops to manage the Fund’s risk; and that therefore the Fund’s strategy is more expensive to implement than the strategies of most of the funds in the Peer Group.  The Trustees noted that the Investment Advisor was willing to entertain advisory fee breakpoints in the future as the assets of the Fund grow.  In addition, the Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fees with those of other similar client accounts of the Investment Advisor.  In considering the advisory fee of the Subsidiary, the Trustees noted that the Investment Advisor has contractually agreed to waive a portion of the advisory fee it receives from the Commodity Fund in an amount equal to the advisory fee paid to the Investment Advisor by the Subsidiary.

SilverPepper Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses (net of fee waivers) paid by the Fund for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.90% and 0.71%, respectively. The Trustees noted that most of the difference was attributable to the Fund’s relatively high advisory fees, and that the Investment Advisor expected the annual total expense rate of the Fund to continue to decrease as the Fund’s assets increase.

•
The Merger Arbitrage Fund’s annual investment advisory fee (gross of fee waivers) was above the Market Neutral Fund Universe and Peer Group medians by 0.43% and 0.30%, respectively.  The Trustees noted that two-thirds of the Fund’s 1.50% investment advisory fee is paid to Chicago Capital, which typically received a 1% asset-based fee and 20% performance fee (or 0% and 30%, respectively) from its hedge fund clients; that the Fund Universe is a broad category that includes funds managed using strategies that are less expensive to implement than merger arbitrage; and that the Investment Advisor was willing to entertain advisory fee breakpoints in the future as the assets of the Fund grow.  In addition, the Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fees with those of other similar client accounts of the Investment Advisor.

The annual total expenses (net of fee waivers) paid by the Fund for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.61% and 0.60%, respectively.  The Trustees noted that most of the difference was attributable to the Fund’s relatively high advisory fees, that the Investment Advisor expected the annual total expense rate of the Fund to continue to decrease as the Fund’s assets increase, and that the Fund’s average net assets of $6 million were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale
The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2016, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Merger Arbitrage Fund.  The Board considered that the Investment Advisor did not realize a profit with respect to the Merger Arbitrage Fund, and determined that the Investment Advisor’s profit with respect to the Commodity Fund was reasonable.

SilverPepper Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of its relationship with the Funds (other than its receipt of investment advisory fees), including beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.  The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Galtere, Inc.

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by Galtere to the Commodity Fund and the Subsidiary.  In doing so, the Board considered Galtere’s specific responsibilities in day-to-day portfolio management of the Commodity Fund and the Subsidiary, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Galtere’s organization and operations, and its compliance structure.  The Board’s observations regarding the performance of the Commodity Fund are described above.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Galtere to the Commodity Fund were satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by Galtere with respect to the Commodity Fund and the Subsidiary.  In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and Galtere, noting that the Investment Advisor supervises and monitors the investment and trading activities of Galtere, analyzes the Commodity Fund’s and Subsidiary’s investment operations, and provides general administrative services related to the overall supervision of the Fund and the Subsidiary.  The Board noted that the sub-advisory fee charged by Galtere with respect to the Fund was significantly less than the fees it charged to a private investment fund client and to a separately managed account client with similar objectives and policies as the Fund, both of which included management and performance fees.  The Board also noted that the Investment Advisor pays Galtere’s sub-advisory fee out of the Investment Advisor’s advisory fee.  The Board and the Independent Trustees concluded that the compensation payable to the Galtere under the Galtere Agreement was fair and reasonable in light of the services provided by Galtere to the Commodity Fund.

Benefits to the Sub-Advisor
The Board considered the benefits received by Galtere as a result of its relationship with the Commodity Fund and the Subsidiary (other than the sub-advisory fee paid to Galtere), including beneficial effects from the review by the Trust’s Chief Compliance Officer of Galtere’s compliance program, and the intangible benefits of Galtere’s association with the Commodity Fund and the Subsidiary generally and any favorable publicity arising in connection with the Fund’s performance.

SilverPepper Funds
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Chicago Capital Management, LLC

Nature, Extent and Quality of Services
The Board next considered the overall quality of services provided by Chicago Capital to the Merger Arbitrage Fund, noting that Chicago Capital had changed its name from Brown Trout Management, LLC, and that the Investment Advisor was proposing to enter into an amended and restated sub-advisory agreement that reflected Chicago Capital’s new name.  The Board considered Chicago Capital’s specific responsibilities in day-to-day portfolio management of the Merger Arbitrage Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of Chicago Capital’s organization and operations, and its compliance structure.  The Board’s observations regarding the performance of the Merger Arbitrage Fund are described above.  The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Chicago Capital to the Merger Arbitrage Fund were satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by Chicago Capital with respect to the Merger Arbitrage Fund.  In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and Chicago Capital, noting that the Investment Advisor supervises and monitors the investment and trading activities of Chicago Capital, analyzes the Merger Arbitrage Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund.  The Board noted that the fees charged by Chicago Capital to a private investment fund client for largely the same services it provides to the Fund were either a 1% management fee and a 20% performance fee, or a 0% management fee and a 30% performance fee.  The Board noted that the Investment Advisor pays Chicago Capital’s sub-advisory fee out of the Investment Advisor’s advisory fee.  The Board and the Independent Trustees concluded that the compensation payable to the Chicago Capital under the Chicago Capital Agreement was fair and reasonable in light of the services provided by Chicago Capital to the Merger Arbitrage Fund.

Benefits to the Sub-Advisor
The Board considered the benefits received by Chicago Capital as a result of its relationship with the Merger Arbitrage Fund (other than the sub-advisory fee paid to Chicago Capital), including beneficial effects from the review by the Trust’s Chief Compliance Officer of Chicago Capital’s compliance program, and the intangible benefits of Chicago Capital’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Fund Advisory Agreements with respect to the applicable Funds.

SilverPepper Funds
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Commodity Strategies Global Macro Fund		7/1/2016	12/31/2016	7/1/16 – 12/31/16
Advisor Class	Actual Performance	$1,000.00	$1,022.50	$10.83
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.49	10.79
Institutional Class	Actual Performance	1,000.00	1,022.40	9.55
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.76	9.52

*
Expenses are equal to the Fund’s annualized expense ratios of 2.13% and 1.88% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect management fee waived by the Advisor on the Subsidiary. Assumes all dividends and distributions were reinvested.

SilverPepper Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended December 31, 2016 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
SilverPepper Merger Arbitrage Fund		7/1/2016	12/31/2016	7/1/16 – 12/31/16
Advisor Class	Actual Performance	$1,000.00	$1,017.30	$30.68
	Hypothetical (5% annual return before expenses)	1,000.00	1,055.62	31.26
Institutional Class	Actual Performance	1,000.00	1,018.10	29.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,054.37	29.96

*
Expenses are equal to the Fund’s annualized expense ratios of 6.03% and 5.78% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
Each a series of Investment Managers Series Trust

Investment Advisor
SilverPepper LLC
570 Oakwood Avenue
Lake Forest, Illinois 60045

Sub-Advisor to the Commodity Strategies Global Macro Fund
Galtere Inc.
5328 Yacht Haven Grande, Suite C201 Box 15
St. Thomas, USVI 00802

Sub-Advisor to the Merger Arbitrage Fund
 Chicago Capital Management, LLC
311 South Wacker Drive, Suite 6025
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
 Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
 Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
 Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Fund Information

	TICKER	CUSIP
SilverPepper Commodity Strategies Global Macro Fund - Advisor Class	SPCAX	46141P 768
SilverPepper Commodity Strategies Global Macro Fund - Institutional Class	SPCIX	46141P 750
SilverPepper Merger Arbitrage Fund - Advisor Class	SPABX	46141P 743
SilverPepper Merger Arbitrage Fund - Institutional Class	SPAIX	46141P 735

Privacy Principles of the SilverPepper Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SilverPepper Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 554-5540, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 554-5540 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (855) 554-5540. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

SilverPepper Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 554-5540

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/17